Property, plant and equipment - Summary Of Quantitative Information About Right Use Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Beginning Balance	$ 4,218	$ 8,710
Additions	13,945
Depreciation for the period	(5,650)	(4,492)
Ending Balance	$ 12,513	$ 4,218